UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [ X]; Amendment Number: 1
This Amendment (Check only one.): [  ] is a restatement.
                                  [ X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Epoch Investment Partners, Inc.
Address: 640 5th Avenue
         18th Floor
         New York, NY  10019

13F File Number:  028-10968

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      David A. Barnett
Title:     Managing Attorney & Chief Compliance Officer
Phone:     (212) 991-5408

Signature, Place, and Date of Signing:

 /s/    David A. Barnett     New York, NY/USA     March 20, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         1

Form 13F Information Table Entry Total:    20

Form 13F Information Table Value Total:    $270,803 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name

1    028-06325                     New York Life Investment Management LLC

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BUCKEYE PARTNERS L P           UNIT LTD PARTN   118230101     2224    34765 SH       SOLE                    34765        0        0
COHEN & STEERS INFRASTRUCTUR   COM              19248A109     1924   121784 SH       SOLE                   121784        0        0
ENTERPRISE PRODS PARTNERS L    COM              293792107    12465   268750 SH       OTHER   1              268750        0        0
ENTERPRISE PRODS PARTNERS L    COM              293792107    37366   805640 SH       SOLE                   647940        0   157700
HANCOCK JOHN INV TRUST         TAX ADV GLB SH   41013P749     5632   456412 SH       SOLE                   456412        0        0
ISHARES INC                    MSCI PAC J IDX   464286665      290     7450 SH       SOLE                     7450        0        0
ISHARES TR                     RUSL 2000 VALU   464287630     6397    97450 SH       OTHER   1               97450        0        0
ISHARES TR                     RUSL 2000 VALU   464287630     4555    69400 SH       SOLE                    69400        0        0
ISHARES TR                     RUSSELL 2000     464287655     3924    53200 SH       SOLE                    53200        0        0
ISHARES TR                     RUSSELL 2000     464287655    14580   197700 SH       OTHER   1              197700        0        0
ISHARES TR                     RUSSELL 3000     464287689     1450    19550 SH       SOLE                    19550        0        0
KINDER MORGAN ENERGY PARTNER   UT LTD PARTNER   494550106    19003   223700 SH       OTHER   1              223700        0        0
KINDER MORGAN ENERGY PARTNER   UT LTD PARTNER   494550106    57795   680345 SH       SOLE                   547645        0   132700
MARKWEST ENERGY PARTNERS L P   UNIT LTD PARTN   570759100     9319   169250 SH       OTHER   1              169250        0        0
MARKWEST ENERGY PARTNERS L P   UNIT LTD PARTN   570759100    27963   507860 SH       SOLE                   407660        0   100200
ONEOK PARTNERS LP              UNIT LTD PARTN   68268N103     3702    64117 SH       SOLE                    64117        0        0
PLAINS ALL AMERN PIPELINE L    UNIT LTD PARTN   726503105     2558    34820 SH       SOLE                    34820        0        0
SPDR GOLD TRUST                GOLD SHS         78463V107     2176    14320 SH       SOLE                    14320        0        0
WILLIAMS PARTNERS L P          COM UNIT L P     96950F104    43130   718950 SH       SOLE                   577350        0   141600
WILLIAMS PARTNERS L P          COM UNIT L P     96950F104    14350   239200 SH       OTHER   1              239200        0        0